Lease liabilities - Schedule of Lease Liabilities by Maturity Date (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 731,589	€ 661,685	€ 593,725
Within 1 year | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	140,937	142,957
Between 1 and 2 years | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	122,545	114,935
Between 2 and 3 years | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	105,798	100,484
Year 4 | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	92,262	78,023
Beyond | Discounted cash flow
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Lease liabilities	€ 270,047	€ 225,286